Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity [Text Block]

20.       Stockholders' Equity

Dividend distribution―The following table presents the dividends paid in the periods presented:

	Dividend Per	Aggregate
	Ordinary	Dividends
Millions of dollars, except per share amounts	Share	Paid	Date of Record
For the year 2012:
March	$0.25	$143	March 12, 2012
June	0.40	230	May 21, 2012
September	0.40	230	September 4, 2012
December	0.40	230	November 19, 2012
December	2.75	1,582	November 19, 2012
	$4.20	$2,415

For the year 2011:
May	$0.10	$57	May 5, 2011
September	0.20	114	August 17, 2011
December	0.25	142	November 25, 2011
December	4.50	2,580	November 25, 2011
	$5.05	$2,893

Ordinary Shares―The changes in the outstanding amounts of ordinary shares and treasury shares for the years ended December 31, 2012 and 2011 were as follows:

	Year Ended
	December 31,
	2012	2011
Ordinary shares outstanding:
Balance at the beginning of period	573,390,514	565,676,222
Share-based compensation	1,140,439	534,876
Warrants exercised	685,756	7,179,416
Balance at end of period	575,216,709	573,390,514
Ordinary shares held as treasury shares:
Balance at the beginning of period	4,051,013	1,122,651
Warrants exercised	293,888	3,462,693
Share-based compensation	(1,138,868)	(534,331)
Balance at the end of period	3,206,033	4,051,013
Ordinary shares issued at end of period	578,422,742	577,441,527

Treasury shares—The holders of our warrants may, at their option, purchase shares in a non-cash exercise. The amount of shares delivered under such an exercise is calculated using the treasury method of accounting and assumes the exercise price was paid in cash. During 2012 and 2011, $41 million and $317 million was recorded as Additional paid-in capital for the purchase of 0.9 million and 8.3 million ordinary shares, respectively, of which 293,888 and 3,462,693 ordinary shares are held in treasury.

Accumulated Other Comprehensive Income (Loss)―The components of accumulated other comprehensive income (loss) were as follows at December 31:

Millions of dollars	2012	2011
Pension and post-retirement liabilities	$(422)	$(303)
Foreign currency translation	11	(124)
Total	$(411)	$(427)

Transactions recorded in “Accumulated other comprehensive income” are recognized net of tax.